FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Favourable Change in Profit (loss)	$ (2,587)	$ (2,853)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Adverse Change in Profit (loss)	2,587	2,853
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Favourable Change in Increase (Decrease) in Shareholders’ Equity	(379)	528
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Adverse Change in Increase (Decrease) in Shareholders’ Equity	379	(528)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Favourable Change in Profit (loss)	(721)	(387)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Adverse Change in Profit (loss)	721	387
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Favourable Change in Increase (Decrease) in Shareholders’ Equity	(721)	(387)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Adverse Change in Increase (Decrease) in Shareholders’ Equity	$ 721	$ 387